Shareholder Report, Holdings (Details) - Tactical Advantage ETF [Member]	Sep. 30, 2025
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Communication Services Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Global X Uranium ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Defiance Quantum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%